Warrants - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	16 Months Ended	25 Months Ended
	Feb. 27, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2013 Series B Convertible Preferred Stock	Jul. 31, 2013 Series B Convertible Preferred Stock	Feb. 27, 2013 Series B Convertible Preferred Stock	Dec. 31, 2012 Series B Convertible Preferred Stock	Jun. 30, 2012 Series B Convertible Preferred Stock
Class of Warrant or Right [Line Items]
Warrant to purchase stock, shares												8,334	8,334
Warrant to purchase stock, exercise price per share									3.00			3.00
Common stock warrant expiration date						Jun. 25, 2019
Warrant liability		$ 47,000		$ 47,000		$ 24,500	$ 24,500	$ 47,000
Remaining expected term of underlying securities (years)	6 years 10 months 24 days			6 years 6 months 26 days		7 years
Risk-free interest rate	1.24%			1.81%		1.18%
Dividend yield	0.00%			0.00%		0.00%
Expected volatility	46.30%			40.80%		176.30%
Amortization of debt discount		5,203	2,177	10,696	2,177	4,330	4,330	15,027
Percentage of loan agreement up to a number of stock on which warrant to purchase common stock issued											5.00%
Number of shares into which warrants became exercisable									16,667	16,667
Outstanding warrant liability		47,000		47,000				47,000
Change in the estimated fair value of derivative liability		$ 100	$ 0	$ 5,800	$ 0			$ 5,800